Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Amount of Intangible Assets for Partnership's Reportable Segments	The carrying amount of the Company's intangible assets as follows:

	December 31, 2024 $			December 31, 2023 $
	LNG Segment $	NGL Segment $	Total $	LNG Segment $	NGL Segment $	Total $
Gross carrying amount	179,813	24,810	204,623	179,813	24,810	204,623
Accumulated amortization	(173,242)	(10,947)	(184,189)	(168,702)	(5,474)	(174,176)
Net carrying amount	6,571	13,863	20,434	11,111	19,336	30,447

Schedule of Goodwill	The Company's carrying amount of goodwill as at December 31, 2024 and 2023 is as follows:

	December 31, 2024 $	December 31, 2023 $
LNG segment	31,921	31,921
NGL segment	5,387	8,387
Total	37,308	40,308